Equity	12 Months Ended
Oct. 31, 2025
Equity [Abstract]
EQUITY

Note 12 — EQUITY

Ordinary Shares

On January 3, 2025, at the Company’s Annual General Meeting of Shareholders, shareholders approved the proposed re-designation and re-classification of 497,500,000 Ordinary Shares of a par value of $0.0001 each in the capital of the Company (including all of the issued and outstanding shares) as 497,500,000 Class A Ordinary Shares, and a proposed re-designation and re-classification of 2,500,000 unissued Class A Ordinary Shares of a par value of $0.0001 each in the capital of the Company as 2,500,000 Class B Ordinary Shares, so that the authorized share capital of the Company is $50,000 divided into 497,500,000 Class A Ordinary Shares of a par value of $0.0001 each and 2,500,000 Class B Ordinary Shares of a par value of $0.0001 each. Class A Ordinary Shares and Class B Ordinary Shares have equal economic rights but unequal voting rights. Class A Ordinary Shares receive one vote each and Class B Ordinary Shares receive twenty votes each.

Each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time by the holder thereof. In no event may Class A Ordinary Shares be converted into Class B Ordinary Shares. Subject to the Amended and Restated Memorandum and Articles, upon any sale, transfer, assignment or disposition of any Class B Ordinary Shares by a holder thereof to any person which is not an affiliate of such holder, or upon a change of beneficial ownership of any Class B Ordinary Shares as a result of which any person who is not an affiliate of such holder becomes a beneficial owners of such Class B Ordinary Shares, such Class B Ordinary Shares will be automatically and immediately converted into an equal number of Class A Ordinary Shares.

On July 16, 2025, the Company effected a one-for-twenty-five share consolidation of its issued and outstanding Class A Ordinary Shares and Class B Ordinary Shares. As a result of the share consolidation, each 25 Ordinary Shares of a par value of $0.0001 were consolidated into one ordinary share with a par value of $0.0025. In connection with the share consolidation, the Company also approved an increase in its authorized share capital.

In August 2025, the Company issued 25,889 Class A Ordinary Shares for fractional shares in connection with the share consolidation reconciliation. No cash was paid in lieu of fractional shares. All historical share and per share amounts in these financial statements have been retroactively adjusted to reflect the share consolidation.

As of October 31, 2025, the Company had an aggregate of 6,732,441 Ordinary Shares issued and outstanding, consisting of 6,632,441 Class A Ordinary Shares and 100,000 Class B Ordinary Shares.

As of October 31, 2024, the Company had an aggregate of 4,715,419 ordinary shares issued and outstanding, consisting of 4,715,419 Class A Ordinary Shares and nil Class B Ordinary Shares.

Class A Ordinary Shares issued in a private placement

On March 10, 2025, the Company closed a private placement with Speed Wealthy Ltd, a related party of the Company. The Company issued 67,985 Class A Ordinary Shares of the Company at a price of $65.5 for consideration of $4,452,999. On March 10, 2025, Speed Wealthy Ltd. and Topsheen Shipping Limited, which companies are related to Mr. Dong Zhang, and our company entered into an agreement, pursuant to which Speed Wealthy Ltd.’s payment obligation for the shares issued in the above private placement was fully satisfied by extinguishing the Company’s debt obligations to Topsheen Shipping Limited.

Class A Ordinary Shares issued for settlement of convertible notes

On November 24, 2023, the Company entered into a convertible promissory note with an investor in the principal amount of $63,333 (the “2023 Note”), the Company issued 600 Class A Ordinary Shares to the noteholder on December 27, 2023. The fair value of the conversion note was assessed at $8,468 based on the Company’s stock price upon issuance.

In January 2024, the Company closed the first tranche of a senior secured convertible note financing with certain investors for the principal amount of $1.5 million (the “January 2024 Notes”), the Company issued 12,000 Clas A Ordinary Shares to the noteholders on August 14, 2024. The fair value of the conversion notes was assessed at $140,985 based on the Company’s stock price at the date of the agreement.

Class A Ordinary Shares issued for conversion of convertible notes

On September 16, 2024, the Company closed a private placement financing of a senior unsecured convertible promissory note with High-Trend for the principal amount of $3,548,000 (the “September 2024 Note”), the Company issued 1,419,200 Class A Ordinary Shares to the noteholder on September 23, 2024. The fair value of the conversion note was assessed at $10,719,806 based on the Company’s stock price upon conversion.

On October 18, 2024, the Company closed a private placement financing of senior unsecured convertible note (the “October 2024 Notes”) with four investors with for the principal amount of $1,752,000, the Company issued 700,800 Class A Ordinary Shares to the noteholder on October 21, 2024. The fair value of the conversion note was assessed at $16,512,550 based on the Company’s stock price upon conversion.

Class B Ordinary Share issued for warrants settlement

On March 24, 2025, the Company settled 133,828 warrants held by High-Trend by issuance of 100,000 Class B Ordinary Shares to High-Trend. These Class B Ordinary Shares carry the same economic rights as Class A Ordinary Shares but have 20 voting rights per share. Based on the valuation report issued by an independent valuation firm, the fair value of the 100,000 Class B Ordinary Shares approximated the fair value of the 133,828 warrants immediately before the exchange, as a result, the Company determined that there was no gain or loss to be recognized for the above transaction. The fair values of the warrants and Class B Ordinary Shares were determined using a Binomial Option pricing model and Market Approach, which are classified as Level 3 measurement due to the use of significant unobservable inputs which are supported by little or no market activity and reflect the Company’s own assumptions in measuring fair value.

Class A Ordinary Shares issued for share-based compensation

Consultants

During the fiscal years ended October 31, 2025, 2024 and 2023, the Company issued an aggregate of 80,000, 471,836 and nil Class A Ordinary Shares to certain consultants as compensation to replace their related cash compensation. Service terms generally range from several months to 3 years. The total fair value of the share award amounted to $1,185,500, $6,986,461 and nil, determined based on the contracts date. For the fiscal year ended October 31, 2025, 2024 and 2023, the Company recorded $4,253,320, $1,200,562 and $nil in share-based compensation expenses of the Group’s consolidated statement of operations, respectively. As of October 31, 2025 and 2024, the unrecognized share-based compensation expense related to unamortized shares issued amounted to $2,718,079 and $5,785,899, which was considered as prepaid share-based compensation and recorded as a deferred compensation expense.

Executive officers, directors and employees

During the fiscal year ended October 31, 2025, the Company issued an aggregate of 415,169 Class A Ordinary Shares, consisting of 241,837 Class A Ordinary Shares issued to executive officers and directors and 173,332 Class A Ordinary Shares issued to the rest of employees, for the purpose of replacing their cash salaries and providing incentives for future business development. The share awards vested in accordance with the terms of their service contracts, which generally up to 3 years. The total fair value of the share awards amounted to $23,589,135, determined based on the Company’s share price at grant date. For the fiscal year ended October 31, 2025, the Company recorded $13,918,941 in share-based compensation expenses of the Group’s consolidated statement of operations, which consisted of share based compensation expense of $2,168,339 related to executive officers and directors and share based compensation expense of $11,750,602 related to certain employees. As of October 31, 2025, the unrecognized share-based compensation expense related to unvested shares issued amounted to $9,381,468.

Warrants

The Company issued 961,807 warrants in connection with the September 2024 Note financing. Based on the valuation report conducted by an independent valuation firm, no residual value was allocated to these freestanding warrants. The warrants have a term of five years with an exercise price $4.15 per share, subject to adjustment. The proceed from this financing was used for working capital purposes.

Warrants cashless exercise modification

On March 24, 2025, the Company entered into an amended warrant agreement with High-Trend. The amendment provides that if at any time after the issuance date: (1) the VWAP of the Class A Ordinary Shares on each of any given five (5) consecutive trading day period is less than $65.0, or (2) the ADTC (defined as the number of Class A Ordinary Shares that, on average, change hands during a single trading day, as reported by Bloomberg) on each of any given five (5) consecutive trading day period is less than 20,000, the holder shall have the right, at any time thereafter, at the holder’s sole option to effect a cashless exercise (a “Cashless Exercise”), in whole or in part, to elect to receive one Class B Ordinary Share for each warrant being exercised in such Cashless Exercise (the “Amended warrant term”). The provisions of the amended warrant was unanimously approved by the board of directors of the Company. The amendment warrant also provided for additional antidilution rights to the holder in the event of a share combination, but such provision was ultimately waived by the holder.

The Company accounted for the amended warrant agreement in accordance with ASC815-40-35-17(d). The excess between the fair value of the modified warrants and the fair value of the warrants immediately before modification was $1,403,370, which amount was assessed by an independent valuation firm. The excess fair value was recognized as a deemed dividend to warrant holders, which is treated as a reduction of income available to common stockholders in basic earnings per share in accordance with ASC260-10-45-15. The fair values of the warrants immediately prior to the modification and after the modification were determined using the Binomial Option Pricing and Monte-Carol Simulation Models by an independent valuation firm. The fair value of warrants represented Level 3 measurement as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Company’s own assumptions in measuring fair value.

During the fiscal year ended October 31, 2025, 827,979 warrants were exercised and 133,828 warrants were settled for 100,000 Class B Ordinary Shares of the Company.

A summary of warrants activity was as follows:

		Weighted average
	Number of	exercise price per share	Weighted average life	Expiration
	warrants	($)	Years	dates
Balance of warrants outstanding as of October 31, 2023	-	-	-	-
- September 2024 Warrants issued in connection with the September Note	961,807	4.15	5.0	September 15, 2029
Balance of warrants outstanding and exercisable as of October 31, 2024	961,807	4.15	4.9	-
Exercised	(961,807)	-	-	-
Balance of warrants outstanding and exercisable as of October 31, 2025	-	-	-	-

2022 Incentive Plan

The Company adopted the 2022 Share Incentive Plan (the “2022 Plan”), which provides for the issuance of up to an aggregate of 133,981 of its Class A Ordinary Shares. The 2022 Plan permits the award of options, share appreciation rights, rights to dividends and dividend equivalent rights, restricted shares and restricted share units and other rights or benefits under the 2022 Plan. No awards were granted under the 2022 Plan as of October 31, 2024.

On May 19, 2025, the Board of the Company approved an amendment to the 2022 Plan and authorized the management to implement an equity incentive plan under which the total number of shares to be issued shall not exceed 20% of the Company’s total outstanding share capital. During the fiscal year ended October 31, 2025, the Company granted 500,000 options vesting upon issuance with an exercise price of $0.01 to two consultants for their market development services in connection with our ocean transportation business. During the fiscal year ended October 31, 2025, all of the 500,000 options were exercised.

For the fiscal year ended October 31, 2025, 2024 and 2023, the Company recorded $3,750,000, $nil and $nil in share-based compensation expenses related to vested options, respectively. As of October 31, 2025 and 2024, no unrecognized share-based compensation expense related to unvested options existed.

Share Repurchase Program

On August 28, 2025, the Board of Directors of the Company formally approved a share repurchase program. Under this program, the Company is authorized to repurchase up to $5.0 million of its Class A Ordinary Shares. The Share Repurchase Program is set to expire on August 23, 2027. As of October 31, 2025, no shares were repurchased.

Dividends

On December 30, 2022, the Group’s 61% owned subsidiary - Topsheen Shipping declared a dividend of $2,000,000, of which Topsheen Samoa received $1,220,000 and a non-controlling shareholder of Topsheen Shipping received $780,000. On January 31, 2023, Topsheen Samoa declared a dividend of $1,220,000, of which a non-controlling shareholder received $122,000.

For the fiscal year ended October 31, 2023, the Group declared and paid a total of $902,000 in dividends to non-controlling shareholders. The dividends paid by the Group’s subsidiaries were based on the related subsidiary’s historical performance and earnings at the time of the dividend declaration.